Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cumulative OCI balances [Abstract]
Balance, beginning of period		$ 187,984	$ 197,066	$ 208,079
Reclassification of certain tax effects to retained earnings	[1]			0
Other comprehensive income (loss), net of tax		1,506	4,544	(3,676)
Balance, end of period		185,920	187,984	197,066
AOCI including portion attributable to noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				(400)
Net unrealized gains (losses) arising during the period		1,398	4,125	(4,278)
Amounts reclassified from accumulated other comprehensive income		108	419	602
Other comprehensive income (loss), net of tax		1,506	4,544	(4,076)
Debt securities [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				31
Net unrealized gains (losses) arising during the period		1,747	4,102	(3,393)
Amounts reclassified from accumulated other comprehensive income		(260)	91	187
Other comprehensive income (loss), net of tax		1,487	4,193	(3,175)
Fair value hedges [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				2
Net unrealized gains (losses) arising during the period		(24)	(2)	(191)
Amounts reclassified from accumulated other comprehensive income		0	0	0
Other comprehensive income (loss), net of tax		(24)	(2)	(189)
Cash flow hedges [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				(89)
Net unrealized gains (losses) arising during the period		8	(16)	(211)
Amounts reclassified from accumulated other comprehensive income		165	225	222
Other comprehensive income (loss), net of tax		173	209	(78)
Defined benefit plans adjustments [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				(353)
Net unrealized gains (losses) arising during the period		(384)	(30)	(328)
Amounts reclassified from accumulated other comprehensive income		203	103	193
Other comprehensive income (loss), net of tax		(181)	73	(488)
Foreign currency translation adjustments [Member]
Cumulative OCI balances [Abstract]
Reclassification of certain tax effects to retained earnings				9
Net unrealized gains (losses) arising during the period		51	71	(155)
Amounts reclassified from accumulated other comprehensive income		0	0	0
Other comprehensive income (loss), net of tax		51	71	(146)
Total Wells Fargo stockholders' equity [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		1,505	4,544	(3,674)
Cumulative other comprehensive income, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(1,311)	(6,336)	(2,144)
Reclassification of certain tax effects to retained earnings	[1]			(400)
Other comprehensive income (loss), net of tax		1,505	4,544	(3,674)
Balance, end of period		194	(1,311)	(6,336)
Cumulative other comprehensive income, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(118)
Cumulative other comprehensive income, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(2,262)
Cumulative other comprehensive income, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			481
Balance, end of period				481
Cumulative other comprehensive income, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(5,855)
Balance, end of period				(5,855)
Debt securities, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		1,552	(3,122)	171
Balance, end of period		3,039	1,552	(3,122)
Debt securities, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(118)
Debt securities, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				53
Debt securities, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			481
Balance, end of period				481
Debt securities, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(2,641)
Balance, end of period				(2,641)
Fair value hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(180)	(178)	11
Balance, end of period		(204)	(180)	(178)
Fair value hedges, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				0
Fair value hedges, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				11
Fair value hedges, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Balance, end of period				0
Fair value hedges, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(178)
Balance, end of period				(178)
Cash flow hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(298)	(507)	(429)
Balance, end of period		(125)	(298)	(507)
Cash flow hedges, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				0
Cash flow hedges, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(429)
Cash flow hedges, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Balance, end of period				0
Cash flow hedges, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(507)
Balance, end of period				(507)
Defined benefit plans adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(2,223)	(2,296)	(1,808)
Balance, end of period		(2,404)	(2,223)	(2,296)
Defined benefit plans adjustments, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				0
Defined benefit plans adjustments, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(1,808)
Defined benefit plans adjustments, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Balance, end of period				0
Defined benefit plans adjustments, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(2,296)
Balance, end of period				(2,296)
Foreign currency translation adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(162)	(233)	(89)
Balance, end of period		(112)	(162)	(233)
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				0
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2016-01 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period				(89)
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			0
Balance, end of period				0
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2017-08 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period			(233)
Balance, end of period				(233)
Noncontrolling interests [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		838	900	1,143
Other comprehensive income (loss), net of tax		1	0	(2)
Balance, end of period		1,033	838	900
Cumulative other comprehensive income, noncontrolling Interests [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		1	0	(2)
Debt securities, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		0	0	0
Fair value hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		0	0	0
Cash flow hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax		$ 1	$ 0	$ (2)

[1]	Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, in third quarter 2018.